Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Accounts receivable, non-trade	$ 20,983	$ 33,924
Accounts receivable, related party balance	9,459	26,471
Accumulated depreciation on vessels and equipment	1,253,417	3,294,021
Accumulated amortization on vessels under capital lease	$ 40,803	$ 69,072
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, share authorized (in shares)	725,000,000	725,000,000
Common stock, share outstanding (in shares)	86,262,990	86,149,975
Common stock, share issued (in shares)	86,262,990	86,149,975
Minimum
Range of interest	0.00%	0.00%
Maximum
Range of interest	3.00%	3.00%